UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2003




ITEM 1. REPORT TO STOCKHOLDERS.
USAA EMERGING MARKETS FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
NOVEMBER 30, 2003



[LOGO OF USAA]
   USAA(R)

                   USAA EMERGING
                          MARKETS Fund

                                 [GRAPHIC OF USAA EMERGING MARKETS FUND]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2003

                                             (C)2004, USAA. All rights reserved.

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                   5

FINANCIAL INFORMATION

     Portfolio of Investments                                               12

     Notes to Portfolio of Investments                                      19

     Financial Statements                                                   20

     Notes to Financial Statements                                          23

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                           WE MAY NOT HAVE REACHED THE PEAK
                                         OF THE CURRENT CYCLICAL BULL MARKET,
[PHOTO OF CHRISTOPHER W. CLAUS]              BUT WE HAVE SEEN A REMARKABLE
                                                 RUN-UP IN STOCK PRICES.

                                                          "
--------------------------------------------------------------------------------

                 Economic reports confirm that the U.S. and global economies began a robust expansion early in the autumn of 2003. We are finally seeing the results of the fiscal and monetary policies that were implemented to stimulate economic growth. The economy is benefiting from the lowest short-term interest rates in decades, reduced marginal tax rates, and increased government spending. Productivity has increased to its highest level in 20 years, and corporate America is starting once again to invest in capital goods and to add employees to its payrolls. Finally, American goods and services are more competitive in global markets because foreign currencies have gained strength over the U.S. dollar.

                 All of these positive developments have translated into the growth of the gross domestic product (GDP) and improved corporate profitability, both of which have significantly driven up stock prices. So we're left with the obvious question: Can the economy keep growing fast enough and long enough to support existing equity valuations and to provide for higher stock prices?

                 While no one can predict what will happen, we do believe that market volatility will remain the norm rather than the exception. We may not have reached the peak of the current cyclical bull market, but we have seen a remarkable run-up in stock prices. Consequently, we would not be surprised to see some form of

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 consolidation before stocks try to break through resistance levels - assuming, of course, that the economy keeps growing, more new jobs are created, corporate profitability continues to improve, and short-term rates (which are expected to increase in 2004) do not spike dramatically.

                 Whatever happens, the most effective strategy in any market cycle is a well-thought-out investment plan that incorporates asset allocation, diversification, and a true understanding of your personal tolerance for risk - all matched to your investment goals.

                 At USAA, we remain committed to helping you with your goals. We will continue to provide you with outstanding resources - a market-tested portfolio management team, world-class service, and no-load mutual funds without excessive fees, sales loads, or contractual plans.

                 For all of us here at USAA, I would like to thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EMERGING MARKETS FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests at least 80% of the Fund's assets in equity securities of emerging market companies.

--------------------------------------------------------------------------------
                                        11/30/03                      5/31/03
--------------------------------------------------------------------------------
Net Assets                            $76.2 Million                $54.8 Million
Net Asset Value Per Share                 $9.42                        $7.24


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/03
--------------------------------------------------------------------------------
5/31/03 TO 11/30/03*       1 YEAR       5 YEARS       SINCE INCEPTION ON 11/7/94
       30.29%              39.97%        5.88%                 0.54%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                 CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

           [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


          LIPPER EMERGING   USAA EMERGING   LIPPER EMERGING   MSCI EMERGING
           MARKETS FUNDS       MARKETS       MARKETS FUNDS       MARKETS
              AVERAGE           FUND            INDEX             INDEX
          ---------------   -------------   ---------------   -------------

11/07/94     $10,000          $10,000          $10,000           $10,000
11/30/94       9,669            9,550            9,656             9,601
12/31/94       9,001            9,170            8,923             8,830
01/31/95       8,168            8,390            8,010             7,891
02/28/95       8,039            8,300            7,877             7,688
03/31/95       8,114            8,720            7,912             7,737
04/30/95       8,456            9,130            8,166             8,084
05/31/95       8,880            9,770            8,547             8,514
06/30/95       8,905            9,950            8,582             8,540
07/31/95       9,252           10,320            8,881             8,731
08/31/95       9,075           10,090            8,653             8,526
09/30/95       9,090            9,940            8,611             8,485
10/31/95       8,699            9,330            8,253             8,160
11/30/95       8,564            9,286            8,040             8,015
12/31/95       8,846            9,505            8,318             8,370
01/31/96       9,620           10,634            9,074             8,965
02/29/96       9,570           10,767            8,968             8,823
03/31/96       9,636           10,716            9,043             8,891
04/30/96      10,080           11,291            9,362             9,247
05/31/96      10,225           11,424            9,455             9,206
06/30/96      10,299           11,260            9,473             9,263
07/31/96       9,707           10,436            8,924             8,630
08/31/96       9,996           10,824            9,168             8,851
09/30/96      10,069           10,974            9,262             8,928
10/31/96       9,818           10,608            9,049             8,690
11/30/96      10,066           10,921            9,254             8,835
12/31/96      10,242           11,082            9,334             8,875
01/31/97      11,078           11,933           10,048             9,480
02/28/97      11,472           12,331           10,406             9,886
03/31/97      11,223           12,094           10,141             9,627
04/30/97      11,335           11,965           10,141             9,644
05/31/97      11,856           12,418           10,491             9,920
06/30/97      12,547           12,988           11,005            10,451
07/31/97      12,988           13,267           11,327            10,607
08/31/97      11,869           12,251           10,080             9,257
09/30/97      12,371           12,928           10,444             9,513
10/31/97      10,471           10,917            8,700             7,952
11/30/97      10,081           10,393            8,302             7,662
12/31/97      10,260           10,699            8,378             7,847
01/31/98       9,544            9,715            7,794             7,231
02/28/98      10,407           10,808            8,490             7,986
03/31/98      10,804           11,333            8,807             8,333
04/30/98      10,886           11,234            8,849             8,242
05/31/98       9,490            9,814            7,682             7,113
06/30/98       8,611            8,863            6,954             6,367
07/31/98       8,881            9,029            7,166             6,568
08/31/98       6,403            6,118            5,112             4,669
09/30/98       6,574            6,548            5,304             4,965
10/31/98       7,149            7,496            5,814             5,488
11/30/98       7,598            7,893            6,204             5,945
12/31/98       7,498            7,904            6,127             5,859
01/31/99       7,351            7,706            6,002             5,764
02/28/99       7,299            7,651            5,951             5,820
03/31/99       8,094            8,411            6,614             6,587
04/30/99       9,180            9,580            7,533             7,402
05/31/99       9,085            9,360            7,442             7,359
06/30/99      10,179           10,363            8,277             8,194
07/31/99       9,929           10,128            8,072             7,972
08/31/99       9,817            9,972            7,982             8,044
09/30/99       9,457            9,506            7,699             7,772
10/31/99       9,797            9,717            7,930             7,937
11/30/99      10,873           10,528            8,805             8,649
12/31/99      12,866           12,049           10,352             9,749
01/31/00      12,752           11,794           10,232             9,807
02/29/00      13,336           12,193           10,537             9,937
03/31/00      13,463           12,171           10,568             9,985
04/30/00      12,007           10,616            9,418             9,039
05/31/00      11,311            9,972            8,917             8,665
06/30/00      11,867           10,505            9,359             8,970
07/31/00      11,316           10,026            8,977             8,509
08/31/00      11,560           10,159            9,070             8,551
09/30/00      10,383            9,259            8,203             7,804
10/31/00       9,629            8,703            7,591             7,238
11/30/00       8,721            7,825            6,905             6,605
12/31/00       9,022            8,203            7,154             6,765
01/31/01      10,102            8,970            7,983             7,696
02/28/01       9,318            8,203            7,364             7,094
03/31/01       8,457            7,470            6,661             6,397
04/30/01       8,946            7,814            7,002             6,713
05/31/01       9,205            7,959            7,194             6,793
06/30/01       9,037            7,847            7,069             6,654
07/31/01       8,438            7,436            6,630             6,233
08/31/01       8,267            7,169            6,544             6,172
09/30/01       7,106            6,269            5,610             5,217
10/31/01       7,533            6,580            5,904             5,540
11/30/01       8,283            7,103            6,489             6,119
12/31/01       8,804            7,728            6,904             6,604
01/31/02       9,156            8,107            7,176             6,828
02/28/02       9,351            8,363            7,336             6,940
03/31/02       9,884            8,921            7,738             7,359
04/30/02       9,976            8,932            7,833             7,406
05/31/02       9,886            8,843            7,761             7,288
06/30/02       9,160            8,185            7,193             6,741
07/31/02       8,483            7,494            6,656             6,228
08/31/02       8,542            7,583            6,710             6,324
09/30/02       7,716            6,769            6,037             5,642
10/31/02       8,068            7,014            6,325             6,008
11/30/02       8,569            7,505            6,751             6,421
12/31/02       8,352            7,338            6,584             6,208
01/31/03       8,282            7,248            6,546             6,181
02/28/03       8,114            7,048            6,391             6,014
03/31/03       7,845            6,847            6,185             5,844
04/30/03       8,563            7,505            6,781             6,364
05/31/03       9,198            8,062            7,269             6,821
06/30/03       9,630            8,453            7,635             7,210
07/31/03      10,118            8,921            7,984             7,661
08/31/03      10,805            9,378            8,518             8,176
09/30/03      10,985            9,590            8,707             8,235
10/31/03      11,859           10,315            9,385             8,936
11/30/03      12,005           10,505            9,524             9,046


                        [END CHART]

                      DATA SINCE INCEPTION ON 11/7/94 THROUGH 11/30/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund to the following benchmarks:

                 o The Lipper Emerging Markets Funds Average, an average of emerging markets funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

                 o The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

D. KIRK HENRY, CFA                            CAROLYN M. KEDERSHA, CFA, CPA
   The Boston Company Asset                      The Boston Company Asset
   Management, LLC                               Management, LLC

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Emerging Markets Fund had a total return of 30.29% for the six-month period ended November 30, 2003. This compares to a 30.54% average return for the Lipper Emerging Markets Funds Average, 32.62% for the MSCI Emerging Markets Index, and 31.03% for the Lipper Emerging Markets Funds Index.

WHAT WAS BEHIND THE STRONG PERFORMANCE IN EMERGING MARKETS?

                 When the global economy begins to rebound, it's normal for emerging markets, as major providers of raw materials and low-cost manufacturing, to lead the way. Emerging markets are often seen as leading indicators of global economic performance.

WAS THE STRENGTH ACROSS THE BOARD, OR CONFINED TO SPECIFIC REGIONS?

                 Other than countries with unresolved political issues, such as Venezuela, there was strength everywhere. Asia was the strongest, fueled by China's exceptional economic performance and strong productivity growth. Latin American markets also did well based on a rebound in commodity exports, especially base metals and oil, and improving economic conditions in Argentina and Brazil.

ARE YOU SATISFIED WITH THE FUND'S PERFORMANCE DURING THE PERIOD?

                 Absolutely. It's important to recognize that, when markets turn and have a sharp rally, lower-quality issues tend to outperform. Since we focus on higher-quality issues, performing in line during such a period is satisfying.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

CAN YOU DESCRIBE THE AREAS YOU EMPHASIZED DURING THE PERIOD?

                 For some time, we've cited India as having immense opportunity given the large middle class, pent-up consumer demand, and changing attitudes toward the use of credit. We benefited from being heavily overweight compared to the benchmark, with investments in stocks such as Mahindra & Mahindra Ltd. GDR, an automobile manufacturer, and ICICI Bank Ltd. ADR, a retail bank.

                 We also benefited from strong stock selection in Taiwan, specifically in technology. One holding that did particularly well was United Microelectronics, a maker of computer chips. Brazil was another area where we did well thanks to the big turnaround in the Brazilian economy.

WHAT AREAS DETRACTED FROM RELATIVE PERFORMANCE?

                 We were underweight in Samsung Electronics Co. Ltd., a heavily weighted stock in the MSCI Emerging Markets Index, that performed well. We were hurt by lower than benchmark exposure to Russian oil companies. Our overweight position in Mexico also proved detrimental as its stock market continued to suffer from political inertia on economic reform and concerns over the loss of manufacturing to China.

DID YOU MAKE ANY ADJUSTMENTS TOWARD THE END OF THE PERIOD?

                 We took some profits in India after the strong performance and have begun to increase investments in South Africa, where the government has begun to stimulate the economy.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-18.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------------------
                     TOP 10 INDUSTRIES*
                     (% of Net Assets)
-----------------------------------------------------------

Diversified Banks                                     13.4%

Integrated Telecommunication Services                 10.6%

Integrated Oil & Gas                                   7.3%

Electric Utilities                                     4.8%

Wireless Telecommunication Services                    4.8%

Semiconductors                                         3.7%

Industrial Conglomerates                               3.4%

Packaged Foods & Meat                                  2.7%

Automobile Manufacturers                               2.6%

Diversified Chemicals                                  2.4%

-----------------------------------------------------------

* EXCLUDES MONEY MARKET INSTRUMENTS.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-18.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        ASSET ALLOCATION
                            11/30/03

     [PIE CHART OF ASSET ALLOCATION]

Korea                          16.6%
South Africa                   11.5%
Taiwan                         11.1%
Mexico                          9.1%
India                           8.9%
Brazil                          8.8%
Hong Kong                       4.4%
United Kingdom                  3.3%
Malaysia                        3.1%
Poland                          3.0%
Thailand                        3.0%
Other*                         18.6%

          [END PIE CHART]

                 * INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO AND
                   MONEY MARKET INSTRUMENTS.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                         MARKET
     NUMBER                                                                               VALUE
  OF SHARES      SECURITY                                                                 (000)
-----------------------------------------------------------------------------------------------
                 STOCKS (96.7%)

                 AFRICA (0.5%)
     76,700      Tongaat-Hulett Group Ltd. (Agricultural Products)                    $     370
                                                                                      ---------

                 ARGENTINA (0.1%)
      8,000      Petrobras Energia S.A. ADR "B" (Integrated Oil & Gas) *                     77
                                                                                      ---------

                 BERMUDA (0.1%)
    120,000      Texwinca Holdings Ltd. (Textiles)                                           88
                                                                                      ---------

                 BRAZIL (8.8%)
 51,600,000      Banco Bradesco S.A. (Preferred) (Diversified Banks)                        250
     15,500      Banco Itau S.A. ADR (Preferred) (Diversified Banks)                        640
      9,200      Companhia Brasileira de Distribuicao Grupo Pao de Acucar GDR
                    (Preferred) (Hypermarkets & Super Centers)                              204
 47,300,000      Companhia Energetica de Minas Gerais (CEMIG) (Preferred)
                    (Electric Utilities)                                                    757
 14,000,000      Companhia de Saneamento Basico de Sao Paulo (SABESP)
                    (Water Utilities)                                                       695
  8,400,000      Companhia de Tecidos Norte de Minas (Preferred) (Textiles)                 561
  7,000,000      Duratex S.A. (Preferred) (Building Products)                               193
     21,734      Embraer Empresa Brasileira de Aeronautica S.A. ADR
                    (Preferred) (Aerospace & Defense)                                       639
     51,826      Petroleo Brasileiro S.A. ADR (Integrated Oil & Gas) *                    1,247
     16,000      Tele Celular Sul Participacoes S.A. ADR (Preferred)
                    (Wireless Telecommunication Services) a                                 223
     14,900      Telecomunicacoes Brasileiras S.A. ADR (Preferred)
                    (Integrated Telecommunication Services)                                 530
 27,600,000      Telecomunicacoes FIA (Preferred) (Integrated
                    Telecommunication Services)                                             389
  4,400,000      Telemar Norte Leste S.A. (Preferred) "A" (Integrated
                    Telecommunication Services)                                              87
103,300,000      Telemig Celular S.A. (Preferred) (Wireless
                    Telecommunication Services)                                             180
      9,900      Ultrapar Participacoes S.A. ADR (Preferred) (Oil & Gas
                    Refining & Marketing & Transportation)                                  107
                                                                                      ---------
                                                                                          6,702
                                                                                      ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                         MARKET
     NUMBER                                                                               VALUE
  OF SHARES      SECURITY                                                                 (000)
-----------------------------------------------------------------------------------------------
                 CHINA (1.8%)
  1,731,000      Qingling Motors Co. Ltd. "H" (Automobile Manufacturers)              $     343
  1,604,600      Shandong International Power Development Co. Ltd. "H"
                    (Electric Utilities)                                                    553
  2,044,000      Sinopec Yizheng Chemical Fibre Co. Ltd. "H"
                    (Specialty Chemicals)                                                   450
                                                                                      ---------
                                                                                          1,346
                                                                                      ---------

                 CROATIA (0.6%)
     28,500      Pliva d.d. GDR (Pharmaceuticals)                                           452
                                                                                      ---------

                 CZECH REPUBLIC (0.3%)
     45,400      Ceske Energeticke Zavody A.S. (Electric Utilities)                         232
                                                                                      ---------

                 EGYPT (0.6%)
     38,600      Commercial International Bank S.A.E. GDR (Diversified Banks)               265
     37,600      Suez Cement Co. S.A.E. GDR (Construction Materials) *                      226
                                                                                      ---------
                                                                                            491
                                                                                      ---------

                 HONG KONG (4.4%)
    605,100      China Mobile Ltd. (Wireless Telecommunication Services)                  1,758
    605,000      China Resources Enterprise Ltd. (Industrial Conglomerates)                 701
    234,000      China Resources Power Holding Co. Ltd. (Electric Utilities) *               87
    103,500      Cnooc Ltd. (Oil & Gas Exploration & Production)                            213
    268,700      Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)               616
                                                                                      ---------
                                                                                          3,375
                                                                                      ---------

                 HUNGARY (2.6%)
      1,000      EGIS Rt. (Pharmaceuticals)                                                  37
      3,836      Gedeon Richter Veg Rt. (Pharmaceuticals)                                   409
     20,700      MOL Magyar Olaj-es Gazipari Rt. (Integrated Oil & Gas)                     583
    173,000      Matav Rt. (Integrated Telecommunication Services)                          583
     29,100      OTP Bank Rt. (Regional Banks) *                                            357
                                                                                      ---------
                                                                                          1,969
                                                                                      ---------
                 INDIA (8.9%)
      7,500      Bajaj Auto Ltd. GDR (Motorcycle Manufacturers)                             157
     23,300      Gail India Ltd. GDR (Oil & Gas Refining & Marketing & Transportation)      527
     27,600      Hindalco Industries Ltd. GDR (Aluminum)                                    756
     58,500      ICICI Bank Ltd. ADR (Diversified Banks)                                    778

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                         MARKET
     NUMBER                                                                               VALUE
  OF SHARES      SECURITY                                                                 (000)
-----------------------------------------------------------------------------------------------
     42,800      ITC Ltd. GDR (Tobacco)                                               $     824
    190,450      Mahanagar Telephone Nigam Ltd. ADR (Integrated
                    Telecommunication Services)(a)                                        1,028
     39,000      Mahindra & Mahindra Ltd. GDR (Automobile Manufacturers)                    298
     60,657      Reliance Industries Ltd. GDR (Diversified Chemicals) *                   1,471
     30,950      Satyam Computer Services Ltd. ADR (IT Consulting &
                    Other Services) (a)                                                     649
     10,200      State Bank of India Ltd. GDR (Diversified Banks)                           295
                                                                                      ---------
                                                                                          6,783
                                                                                      ---------

                 INDONESIA (2.6%)
    978,000      Astra Agro Lestari Tbk (Agricultural Products)                             181
    274,000      PT Gudang Garam Tbk (Tobacco)                                              409
  5,594,000      PT Indofood Sukses Makmur Tbk (Packaged Foods & Meat)                      444
    266,000      PT Indonesian Satellite Corp. Tbk (Indosat) (Integrated
                    Telecommunication Services)                                             360
    758,400      PT Telekomunikasi Tbk "B" (Integrated
                    Telecommunication Services)                                             548
                                                                                      ---------
                                                                                          1,942
                                                                                      ---------

                 ISRAEL (1.6%)
    297,400      Bank Hapoalim Ltd. (Diversified Banks) *                                   690
     20,310      Check Point Software Technologies Ltd. (Systems Software) *                359
     74,600      Super-Sol Ltd. (Food Retail)                                               171
                                                                                      ---------
                                                                                          1,220
                                                                                      ---------

                 KOREA (16.6%)
      2,810      Cheil Communications, Inc. (Advertising)                                   385
     13,920      Cheil Jedang Corp. (Packaged Foods & Meat)                                 666
     18,650      Hyundai Motor Co. Ltd. (Automobile Manufacturers)                          707
     30,000      INI Steel Co. GDR (Steel)                                                  232
     59,100      KT Corp. ADR (Integrated Telecommunication Services)                     1,138
     65,550      KT&G Corp. (Tobacco)                                                       612
     30,700      Kangwon Land Inc. (Casinos & Gaming)                                       352
     50,140      Kia Motors Corp. (Automobile Manufacturers)                                438
     30,900      Kookmin Bank (Diversified Banks)                                         1,092
      4,300      Kookmin Bank ADR (Diversified Banks)                                       153
     94,800      Korea Electric Power Corp. (Electric Utilities)                          1,999
     54,095      Korea Exchange Bank Credit Services Co. Ltd. (Consumer Finance)            147
     30,605      LG Card Co. Ltd. (Consumer Finance)                                        161
      9,352      LG Card Co. Ltd. Rights (Consumer Finance)(e)                                0
      9,070      POSCO (Steel)                                                            1,079

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                         MARKET
     NUMBER                                                                               VALUE
  OF SHARES      SECURITY                                                                 (000)
-----------------------------------------------------------------------------------------------
      2,600      POSCO ADR (Steel)                                                    $      78
      4,300      SK Telecom Co. Ltd. (Wireless Telecommunication Services)                  694
      8,000      SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)(a)           143
     91,000      Samsung Corp. (Trading Companies & Distributors)                           765
      2,480      Samsung Electro Mechanics Co. Ltd. (Communications Equipment)               75
      3,102      Samsung Electronics Co. Ltd. (Semiconductors)                            1,200
      9,330      Samsung Fire & Marine Insurance Co. Ltd. (Multi-Line Insurance)            515
                                                                                      ---------
                                                                                         12,631
                                                                                      ---------

                 MALAYSIA (3.1%)
    370,000      Commerce Asset-Holding Bhd (Diversified Banks)                             391
    104,800      Genting Bhd (Casinos & Gaming)                                             472
    150,000      Malaysia International Shipping Corp. Bhd (Marine)                         470
     80,000      Perusahaan Otomobil Nasional Bhd (Automobile Manufacturers)                180
    596,000      Sime Darby Bhd (Multi-Sector Holdings)                                     831
                                                                                      ---------
                                                                                          2,344
                                                                                      ---------

                 MEXICO (9.1%)
     21,700      Apasco S.A. de C.V. (Building Products)                                    165
     71,809      Cemex S.A. de C.V. (Construction Materials)                                365
      9,631      Cemex S.A. de C.V. ADR (Construction Materials)                            244
     50,100      Coca Cola Femsa S.A. de C.V. ADR (Soft Drinks) *                         1,024
    567,100      Controladora Comercial Mexicana S.A. de C.V. (UBC) "B" (Food Retail)       523
    818,900      Desc S.A. de C.V. ADR "B" (Industrial Conglomerates)                       259
    300,700      Grupo Continental S.A. (Soft Drinks)                                       433
    706,600      Grupo Financiero BBVA Bancomer S.A. de C.V. (GFB) "B"
                    (Diversified Banks) *(a)                                                614

    465,200      Kimberly-Clark de Mexico S.A. de C.V. "A" (Household Products)           1,155
    121,200      Organizacion Soriana S.A. de C.V. "B" (Food Distributors) *                264
     57,700      Telefonos de Mexico S.A. de C.V. ADR "L" (Integrated
                    Telecommunication Services)                                           1,909
                                                                                      ---------
                                                                                          6,955
                                                                                      ---------

                 PHILIPPINES (0.6%)
    141,000      ABS-CBN Broadcasting Corp. PDR (Broadcasting & Cable TV) *                  67
    350,200      Bank of the Philippine Islands (Diversified Banks)                         271
    389,400      Manila Electric Co. "B" (Construction & Engineering) *                     152
                                                                                      ---------
                                                                                            490
                                                                                      ---------

                 POLAND (3.0%)
      4,900      Bank Przemyslowo-Handlowy PBK S.A. (Diversified Banks)                     402
    100,100      KGHM Polska Miedz S.A. (Diversified Metals & Mining) *                     580

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                         MARKET
     NUMBER                                                                               VALUE
  OF SHARES      SECURITY                                                                 (000)
-----------------------------------------------------------------------------------------------
     89,900      Polski Koncern Naftowy Orlen S.A. (Integrated Oil & Gas)             $     537
    134,957      Telekomunikacja Polska S.A. (Integrated Telecommunication Services)        485
     77,000      Telekomunikacja Polska S.A. GDR (Integrated Telecommunication
                    Services)                                                               272
                                                                                      ---------
                                                                                          2,276
                                                                                      ---------

                 RUSSIA (2.1%)
     17,700      LUKoil Holdings ADR (Integrated Oil & Gas)                               1,529
      1,800      YUKOS ADR (Integrated Oil & Gas)                                            83
                                                                                      ---------
                                                                                          1,612
                                                                                      ---------

                 SOUTH AFRICA (11.5%)
     69,500      ABSA Group Ltd. (Diversified Banks)                                        446
    234,400      Aveng Ltd. (Building Products)                                             319
    153,543      Bidvest Group Ltd. (Industrial Conglomerates)                            1,029
    203,000      Illovo Sugar Ltd. (Packaged Foods & Meat)                                  205
     18,700      Imperial Holdings Ltd. (Trucking)                                          188
  1,111,407      Metro Cash & Carry Ltd. (Food Distributors)                                399
    419,093      Nampak Ltd. (Paper Packaging)                                              817
    151,700      Nedcor Ltd. (Diversified Banks)                                          1,577
    116,900      SASOL Ltd. (Integrated Oil & Gas)                                        1,489
    184,000      Sanlam Ltd. (Life & Health Insurance)                                      244
     31,900      Sappi Ltd. (Paper Products)                                                411
    294,000      Shoprite Holdings Ltd. (Food Retail)                                       411
    479,234      Steinhoff International Holdings Ltd. (Home Furnishings)                   512
     58,800      Tiger Brands Ltd. (Packaged Foods & Meat)                                  728
                                                                                      ---------
                                                                                          8,775
                                                                                      ---------

                 TAIWAN (11.1%)
    462,949      Accton Technology Corp. (Communications Equipment)                         329
    391,500      Advanced Semiconductor Engineering, Inc. (Semiconductor Equipment)         361
    341,375      Asustek Computer, Inc. (Computer Storage & Peripherals)                    760
     49,000      Chunghwa Telecom Co. Ltd. ADR (Integrated Telecommunication Services)      720
    388,000      Delta Electronics, Inc. (Electronic Equipment Manufacturers)               510
    324,264      Elan Microelectronics Corp. (Semiconductor Equipment)                      292
    462,000      First Financial Holding Co. Ltd. (Diversified Banks) *                     298
    283,647      Nan Ya Plastic Corp. (Diversified Chemicals)                               374
    255,000      Nien Hsing Textile Co. Ltd. (Textiles)                                     255
    261,000      President Chain Store Corp. (Food Retail)                                  416
    238,500      Quanta Computer, Inc. (Computer Hardware)                                  562

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                         MARKET
     NUMBER                                                                               VALUE
  OF SHARES      SECURITY                                                                 (000)
-----------------------------------------------------------------------------------------------
  1,498,821      SinoPac Holdings Co. (Diversified Banks)                             $     812
    112,000      Taishin Financial Holdings Co., Ltd. (Diversified Banks)                    81
    795,720      Taiwan Cellular Corp. (Wireless Telecommunication Services)                680
  1,842,431      United Microelectronics (Semiconductors)                                 1,619
    948,440      Yageo Corp. (Electrical Components & Equipment) *                          400
                                                                                      ---------
                                                                                          8,469
                                                                                      ---------

                 THAILAND (3.0%)
    746,300      Charoen Pokphand Foods Public Co. Ltd. (Agricultural Products)              86
    494,500      Kasikornbank plc (Diversified Banks) *                                     566
  2,063,000      Krung Thai Bank Public Co. Ltd. (Regional Banks)                           465
     80,700      PTT Exploration & Production Public Co. Ltd. (Oil & Gas
                    Exploration & Production)                                               396
    578,000      Siam Commercial Bank Public Co. Ltd. (Diversified Banks) *                 583
    153,000      Siam Makro Public Co. Ltd. (General Merchandise Stores)                    169
                                                                                      ---------
                                                                                          2,265
                                                                                      ---------

                 TURKEY (0.4%)
 56,120,000      Hurriyet Gazetecilik ve Matbaacilik A.S. (Publishing)                      147
 26,688,000      Tupras-Turkiye Petrol Rafinerileri A.S. (Oil & Gas Refining &
                    Marketing & Transportation)                                             186
                                                                                      ---------
                                                                                            333
                                                                                      ---------

                 UNITED KINGDOM (3.3%)
     60,991      Anglo American plc (Precious Metals & Minerals)                          1,287
    375,500      Dimension Data Holdings Ltd. plc (Internet Software & Services) *          239
    604,000      Old Mutual plc (Multi-Line Insurance)                                    1,001
                                                                                      ---------
                                                                                          2,527
                                                                                      ---------
                 Total stocks (cost: $63,928)                                            73,724
                                                                                      ---------

                 MONEY MARKET INSTRUMENTS (4.7%)

                 MONEY MARKET FUNDS (2.7%)
    185,970      AIM Short-Term Investment Co. Liquid Assets Portfolio, 1.02%(b,c)          186
    537,504      Merrill Lynch Premier Institutional Fund, 1.04%(b,c)                       537
  1,311,803      SSgA Prime Money Market Fund, 0.92%(c)                                   1,312
                                                                                      ---------
                                                                                          2,035
                                                                                      ---------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

  PRINCIPAL                                                                              MARKET
     AMOUNT                                                                               VALUE
      (000)      SECURITY                                                                 (000)
-----------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENTS (2.0%)

       $750      CS First Boston LLC, 1.06%, acquired 11/28/2003 and due
                    12/01/2003 at $750 (collateralized by a $1,845 U.S. Treasury
                    STRIP due 5/15/2020; market value $766)(b,d)                      $     750

        800      Morgan Stanley & Co., Inc., 1.03%, acquired 11/28/2003 and due 12/01/2003 at $800 (collateralized by a $830 Fannie Mae
                    Floating Rate Note due 2/06/2012; market value $831)(b,d)               800
                                                                                      ---------
                                                                                          1,550
                                                                                      ---------
                 Total money market instruments (cost: $3,585)                            3,585
                                                                                      ---------

                 TOTAL INVESTMENTS (COST: $67,513)                                    $  77,309
                                                                                      =========

 N O T E S
==========---------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of November 30, 2003.

         (b) Investment was purchased with the cash collateral proceeds received from securities loaned.

         (c) Rate represents the money market fund annualized seven-day yield at November 30, 2003.

         (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

         (e) Security was fair valued at November 30, 2003, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

         * Non-income-producing security for the 12 months preceding November 30, 2003.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value (including securities
      on loan of $2,095) (identified cost of $67,513)                    $  77,309
   Cash                                                                          3
   Cash denominated in foreign currencies (identified cost of $1,061)        1,062
   Receivables:
      Capital shares sold                                                       48
      Dividends and interest                                                   122
      Securities sold                                                          341
      Other                                                                      1
                                                                         ---------
         Total assets                                                       78,886
                                                                         ---------

LIABILITIES

   Payables:
      Payable upon return of securities loaned                               2,274
      Capital shares redeemed                                                  202
   Accrued management fees                                                      62
   Accrued transfer agent's fees                                                21
   Other accrued expenses and payables                                          87
                                                                         ---------
         Total liabilities                                                   2,646
                                                                         ---------
            Net assets applicable to capital shares outstanding          $  76,240
                                                                         =========

NET ASSETS CONSIST OF:

   Paid-in capital                                                       $ 161,271
   Accumulated undistributed net investment income                             131
   Accumulated net realized loss on investments                            (94,918)
   Net unrealized appreciation of investments                                9,796
   Net unrealized depreciation on foreign currency translations                (40)
                                                                         ---------
            Net assets applicable to capital shares outstanding          $  76,240
                                                                         =========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                           8,090
                                                                         =========
   Net asset value, redemption price, and offering price per share       $    9.42
                                                                         =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA EMERGING MARKETS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $92)                   $     809
   Interest                                                                   3
   Securities lending                                                         4
                                                                      ---------
      Total income                                                          816
                                                                      ---------
EXPENSES
   Management fees                                                          340
   Administrative and servicing fees                                         51
   Transfer agent's fees                                                    129
   Custodian's fees                                                         108
   Postage                                                                    5
   Shareholder reporting fees                                                 4
   Trustees' fees                                                             3
   Registration fees                                                         23
   Professional fees                                                         23
   Other                                                                      1
                                                                      ---------
      Total expenses                                                        687
   Expenses paid indirectly                                                  (8)
                                                                      ---------
      Net expenses                                                          679
                                                                      ---------
NET INVESTMENT INCOME                                                       137
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments (net of foreign taxes withheld of $28)                  8,372
      Foreign currency transactions                                          (5)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         8,651
      Foreign currency translations                                         (39)
                                                                      ---------
         Net realized and unrealized gain                                16,979
                                                                      ---------
   Increase in net assets resulting from operations                   $  17,116
                                                                      =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA EMERGING MARKETS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MAY 31, 2003

                                                                  11/30/2003    5/31/2003
                                                                  -----------------------
FROM OPERATIONS
   Net investment income                                          $      137    $     197
   Net realized gain on investments                                    8,372        1,999
   Net realized loss on foreign currency transactions                     (5)        (113)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      8,651       (6,168)
      Foreign currency translations                                      (39)         (12)
                                                                  -----------------------

         Increase (decrease) in net assets resulting
            from operations                                           17,116       (4,097)
                                                                  -----------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                          88,650       88,106
   Cost of shares redeemed                                           (84,320)     (86,288)
                                                                  -----------------------
      Increase in net assets from capital
         share transactions                                            4,330        1,818
                                                                  -----------------------
   Net increase (decrease) in net assets                              21,446       (2,279)

NET ASSETS

      Beginning of period                                             54,794       57,073
                                                                  -----------------------
      End of period                                               $   76,240    $  54,794
                                                                  =======================
   Accumulated undistributed net investment income (loss):
      End of period                                               $      131    $      (6)
                                                                  =======================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                        10,572       13,344
   Shares redeemed                                                   (10,052)     (12,973)
                                                                  -----------------------
      Increase in shares outstanding                                     520          371
                                                                  =======================

       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Emerging Markets Fund (the
         Fund). The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                 3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                 Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2004, net realized foreign currency

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                 gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended November 30, 2003, these fee-offset arrangements reduced the Fund's expenses by $8,000.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50%

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

         markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2004, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2003, the Fund had capital loss carryovers of $102,531,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2006 and 2010. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2003, were $40,202,000 and $35,320,000, respectively.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

         The cost of securities at November 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2003, were $11,950,000 and $2,154,000, respectively, resulting in net unrealized appreciation of $9,796,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At November 30, 2003, the terms of open foreign currency contracts were as follows (in thousands):

                              FOREIGN CURRENCY CONTRACTS TO SELL
----------------------------------------------------------------------------------------------------
                                        U.S. DOLLAR                                    UNREALIZED
EXCHANGE          CONTRACTS TO          VALUE AS OF            IN EXCHANGE            APPRECIATION/
  DATE              DELIVER               11/30/03           FOR U.S. DOLLAR         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
12/01/03              91                   $157                   $157                     $-
                 Pound Sterling
12/01/03             284                     75                     75                      -
                Malaysian Ringgit
----------------------------------------------------------------------------------------------------
                                           $232                   $232                     $-
====================================================================================================

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of November 30, 2003, the Fund loaned securities having a fair market value of approximately $2,095,000 and received cash collateral of $2,274,000 for the loans. Of this amount, $2,273,000 was invested in money market instruments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

                 For the six-month period ended November 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $340,000, which is net of a performance adjustment of $(2,000).

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with The Boston Company Asset Management, LLC (The Boston Company), under which The Boston Company directs the investment and reinvestment

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

                 of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays The Boston Company a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $51,000.

              D. EXPENSE LIMITATION -The Manager has voluntarily agreed to limit the annual expenses of the Fund to 2.10% of the Fund's average annual net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. There were no reimbursable expenses for the six-month period ended November 30, 2003.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $129,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2003 (UNAUDITED)

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH
                                          PERIOD ENDED
                                          NOVEMBER 30,                         YEAR ENDED MAY 31,
                                        ---------------------------------------------------------------------------------
                                             2003            2003          2002          2001           2000         1999
                                        ---------------------------------------------------------------------------------

Net asset value at beginning of period  $    7.24         $  7.93       $  7.16       $  8.98       $   8.49     $   8.98
                                        ---------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income (loss)               .02(a)          .03(a)       (.02)(a)       .04            .02          .08
   Net realized and unrealized
      gain (loss)                            2.16(a)         (.72)(a)       .81(a)      (1.85)           .54         (.50)
                                        ---------------------------------------------------------------------------------
Total from investment operations             2.18(a)         (.69)(a)       .79(a)      (1.81)           .56         (.42)
Less distributions:
   From net investment income                   -               -          (.02)         (.01)          (.07)        (.07)
                                        ---------------------------------------------------------------------------------
Net asset value at end of period        $    9.42         $  7.24       $  7.93       $  7.16       $   8.98     $   8.49
                                        =================================================================================
Total return (%)*                           30.29           (8.70)        11.11        (20.19)          6.55        (4.63)
Net assets at end of period (000)       $  76,240         $54,794       $57,073       $51,709       $234,953     $276,340
Ratio of expenses to average
   net assets (%)**                          1.99(b,c)       2.33(c)       2.51(c)       1.39(c)        1.28         1.27
Ratio of net investment income
   (loss) to average net assets (%)**         .40(b)          .42          (.33)          .47            .14          .98
Portfolio turnover (%)                      54.45          140.89        257.45        196.75         147.24        83.84

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2003, average net assets were $68,421,000.
(a) Calculated using average shares. For the six-month period ended November 30, 2003, average shares were 8,025,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                             (.02%)             -          (.01%)        (.01%)          N/A          N/A

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

34

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

36

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

             TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   Receive this document
   and others electronically.
   Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

25559-0104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.